Operating Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases
22.	OPERATING LEASES
The Group leases office space under
non-cancellable
operating lease agreements that expire at various dates through May 2028. The Group also purchased a land use right, which expires at April 2072. The prepayment for land use right is included in right-of-use
assets and amortized over the period of the land use right (see note 2.23). As the Group incurs no lease liability in relation to the land use right, the amounts related to land use right are excluded from the following disclosure.
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	67,733	45,309
Current operating lease liabilities	41,204	33,847
Non-current operating lease liabilities	23,928	1,485

Total operating lease liabilities	65,132	35,332

Weighted average remaining lease term (in years)	1.94	1.07
Weighted average discount rate	3.8%	3.74%

	Year ended December 31,
	2024	2025
	RMB	RMB
Lease cost:
Operating fixed lease cost	40,912	41,055
Lease cost related to short-term leases not capitalized	4,918	8,116

Total lease cost	45,830	49,171

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	41,146	47,391
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	19,613	16,635
Right-of-use assets increased due to lease modification:
Operating leases	—	—
As of December 31, 2025, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2026	34,499
2027	1,532

Total minimum lease payments	36,031
Less: amount representing interest	(699)

Present value of minimum lease payments	35,332